Schedule of Financial Assets and Liabilities Recorded at Fair Value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration		$ 322,000	$ 810,000
Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration
Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration		322,000
PIPE Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration	280	79,512
PIPE Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration
PIPE Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration	280	79,512
Public Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration	10,896	246,445
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration	10,896	246,445
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration
Private Placement Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration	14	9,632
Private Placement Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration	14	9,632
Abaca Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration	28,430	1,024,900
Abaca Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration
Abaca Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration	28,430	1,024,900
Forward Purchase Derivative Liability [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration		7,309,580
Forward Purchase Derivative Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration
Forward Purchase Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Third anniversary payment consideration		$ 7,309,580